Sales - Transaction price assigned to unfulfilled performance obligations (Details) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	€ 10,366
Not later than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	5,782
Later than one year and not later than two years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	2,570
Later than two years and not later than three years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	875
Later than three years and not later than four years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	520
Later than four years and not later than five years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	312
Later than five years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total remaining performance obligations	€ 306